UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Rachel A. Spearo

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5384

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2011

Date of reporting period: February 28, 2011

Item 1. Reports to Stockholders.

PMC Funds

PMC Core Fixed Income Fund (PMFIX)

PMC Diversified Equity Fund (PMDEX)

Semi-Annual Report

February 28, 2011

PMC Funds

Letter to Shareholders

To our Shareholders:

We are pleased to present you with the Semi-Annual Report for the PMC Funds mutual fund family. This report covers the six-month period ended February 28, 2011 as well as the period since the inception of the PMC Funds. The table below presents the standardized performance of the two PMC Funds relative to their respective benchmarks.

The six-month period ended February 28, 2011 was one of slow, but sure, economic recovery and relative calm market activity. The economy continued on a path of steady healing and recovery from the lows established in early 2009. The Federal Reserve has maintained a very aggressive monetary stance, and during the period initiated its second round of quantitative easing, dubbed “QE2,” a program in which the Fed is buying $600 billion of Treasury securities in an effort to keep interest rates low. Economists have debated the effectiveness and necessity of QE2, which is set to wind down in June of this year. Looking ahead, the consensus among economists is that the economy will continue to expand moderately, and that the recovery will soon become self-sustaining.

While the economy and financial markets have been on a positive upward trajectory, there continue to be challenges for investors and consumers, including stubbornly high unemployment, the ongoing slump in housing and surging crude oil prices. Each of these continues to pose obstacles for an improvement in consumer confidence, which in turn serves to restrain growth. Inflation is also an increasing concern for some analysts. So-called “headline” inflation, which includes food and energy prices, is rising at an accelerating clip, “core” inflation (which does not include food and energy, which are more volatile) remains within the Fed’s range of acceptable limits. In addition, budget and deficit debates in Washington and in the various statehouses are now in full swing, with much rhetoric—and a few sound, substantive ideas—being offered up.

Financial market performance over the past six months proved to be mixed. Equity markets continued the strong performance of recent quarters, with the MSCI World Index (global all capitalization) generating a return of +26.3%. Domestic equities tended to perform somewhat better than their international counterparts during the period. In terms of the fixed income market, the Barclays Capital Aggregate Bond Index, a broad-based index of fixed income securities, declined -0.8% for the six-month period.

As discussed in more detail below, the PMC Funds benefited from the economic and financial market recovery with each of the two funds outperforming its respective benchmark over the six-month period.

Cumulative Total Returns as of February 28, 2011*

*Unannualized Except for Since Inception Data

Fund	Three Months	Six Months	One Year	Since Inception	Inception Date	Net Expense Ratio**	Gross Expense Ratio
PMC Diversified Equity Fund	12.88%	29.37%	24.73%	20.66%	8-26-09	1.43%	1.78%
MSCI World Index	13.73%	26.32%	22.31%	18.29%
PMC Core Fixed Income Fund	0.17%	0.69%	6.59%	8.80%	9-28-07	1.03%	1.52%
Barclays Capital Aggregate Bond Index	-0.72%	-0.83%	4.93%	6.19%

**	Pursuant to an operating expense limitation agreement between Envestnet Asset Management, Inc. (“the Adviser”) and the Funds, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Funds to ensure that Total Annual Fund Operating Expenses (exclusive generally of front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.40% of the PMC Diversified Equity Fund’s average net assets through June 14, 2012 and 1.00% of the PMC Core Fixed Income Fund’s average net assets through June 14, 2012, subject thereafter to annual re-approval of the agreement by the Trust’s Board of Trustees (the “Board of Trustees”). This operating expense limitation agreement can only be terminated by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Funds, subject to limitations, for fees it waived and Fund expenses it paid.

Past performance is no guarantee of future returns. Current performance may be higher or lower than the performance data shown. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For more recent performance, please call 888-612-9300. Performance results reflect expense subsidies and waivers in effect; without these waivers, returns would have been less favorable. The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future.

PMC	Diversified Equity Fund

The PMC Diversified Equity Fund was launched on August 26, 2009, and provides broad equity asset class exposure. The Fund’s investment objective is long-term capital appreciation, and is sub-advised by five institutional investment managers: Mellon Capital Management Corp. (Large Cap Growth); Loomis, Sayles & Company, LP (Large Cap Value); Delaware Management Company (Small Cap Core); Neuberger Berman Management, LLC (International ADR); and Singer Partners, LLC (Global Overlay). The Fund has performed well on both absolute and relative bases in the six months ended February 28, 2011, generating a return of +29.37%, which compares favorably to the benchmark MSCI World Index, which posted a return of 26.32%.

PMC	Core Fixed Income Fund

The PMC Core Fixed Income Fund continued to perform exceptionally well on an absolute basis in the three- and six-month periods ended February 28, 2011. For the most recent three-month period, the Fund generated a return of +0.17%, outperforming the benchmark Barclays Capital Aggregate Bond Index’s return of -0.72%. For the six months ended February 28, 2011, the Fund posted a return of +0.69%, besting the benchmark’s return of -0.83%. The Fund’s sub-advisers, Neuberger Berman Fixed Income LLC, Schroder Investment Management North America, Inc. and Singer Partners, LLC, continue to benefit from the improving economic environment over the past six months. Under these conditions, credit spreads continued to narrow somewhat, meaning fixed income securities other than U.S. Treasury obligations have fared well on a relative basis. This environment has lent itself well to managers who add value through asset allocation and security selection. Each of the Fund’s sub-advisers has been opportunistic in identifying market segments and individual credits that have provided strong relative performance. The portfolios of both Neuberger Berman and Schroder have underweighted Treasury Securities, and have been overweight the various sectors the sub-advisers perceive as offering the best return/risk profile, including investment-grade, high yield and mortgage-backed securities.

Envestnet	Asset Management

The views in this report were those of the Investment Adviser and the Investment Sub-Advisers as of the date of this report, and may not reflect their views on the date the report is first published or anytime thereafter. These views are intended to assist the shareholders of the Funds in understanding their investments in the Funds and do not constitute investment advice.

Investments in smaller companies carry greater risk than is customarily associated with larger companies for various reasons such as volatility of earnings and prospects, higher failure rates, and limited markets, product lines or financial resources. Investing overseas involves special risks, including the volatility of currency exchange rates and, in some cases, limited geographic focus, political and economic instability, and relatively illiquid markets. Income (bond) funds are subject to interest rate risk which is the risk that debt securities in a fund’s portfolio will decline in value because of increases in market interest rates. Please see the prospectus for a complete description of the risks associated with investing in the PMC Funds.

PMC FUNDS

Expense Example

(Unaudited)

As a shareholder of the PMC Funds (the “Funds”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/10–2/28/11).

Actual	Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Funds do not charge a sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of ETFs or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, distribution (12b-1) fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PMC FUNDS

Expense Example Tables

(Unaudited)

	PMC Core Fixed Income Fund
	Beginning Account Value 9/1/10	Ending Account Value 2/28/11	Expenses Paid During Period 9/1/11–2/28/11*
Actual	$1,000.00	$1,006.40	$4.98
Hypothetical (5% return before expenses)	1,000.00	1,019.84	5.01
*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	PMC Diversified Equity Fund
	Beginning Account Value 9/1/10	Ending Account Value 2/28/11	Expenses Paid During Period 9/1/11–2/28/11*
Actual	$1,000.00	$1,293.70	$7.96
Hypothetical (5% return before expenses)	1,000.00	1,017.85	7.00
*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

PMC CORE FIXED INCOME FUND

Investment Highlights (Unaudited)

The investment objective of the Fund is to provide current income consistent with low volatility of principal. The Fund’s allocation of portfolio holdings as of February 28, 2011 is shown below.

	PMC Core Fixed Income Fund	Barclays Capital Aggregate Bond Index
One Year	6.59%	4.93%
Since Inception (9/28/07)	8.80%	6.19%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-762-7338.

Continued

PMC CORE FIXED INCOME FUND

Investment Highlights (Unaudited) (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on September 28, 2007, the inception date of the Fund. The graph does not reflect any future performance.

The Barclays Capital Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index) is an index composed of U.S. securities in Treasury, Government-Related, Corporate and Securitized Sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity and have an outstanding par value of at least $250 million.

One cannot invest directly in an index.

*	Inception Date

PMC DIVERSIFIED EQUITY FUND

Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund’s allocation of portfolio holdings as of February 28, 2011 is shown below.

	PMC Diversified Equity Fund	MSCI World Index
One Year	24.73%	22.31%
Since Inception (8/26/09)	20.66%	18.29%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-762-7338.

Continued

PMC DIVERSIFIED EQUITY FUND

Investment Highlights (Unaudited) (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on August 26, 2009, the inception date of the Fund. The graph does not reflect any future performance.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010, the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

One cannot invest directly in an index.

*	Inception Date

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2011 (Unaudited)

	Principal Amount	Value
Asset Backed Securities—2.41%
BA Credit Card Trust
2010-1, 0.553%, 09/15/2015	$140,000	$140,440
Chase Issuance Trust
FLT, 1.792%, 09/15/2015	140,000	144,761
Continental Airlines 2007-1 Class A Pass Through Trust
5.983%, 10/19/2023	149,516	155,871
Delta Air Lines 2007-1 Class A Pass Through Trust
2007-1, 6.821%, 08/10/2022(a)	156,979	165,613
Delta Air Lines 2009-1 Class A Pass Through Trust
7.750%, 12/17/2019	122,026	137,279
Discover Card Master Trust
A, 1.553%, 12/15/2014	140,000	142,055
MBNA Credit Card Master Note Trust
2005-10A, 0.313%, 11/16/2015	70,000	69,790
SLM Student Loan Trust
2008-6, 0.898%, 10/25/2014	29,905	29,928
UAL 2007-1 Pass Through Trust
Series A, 6.636%, 01/02/2024	368,958	379,104
Wachovia Auto Owner Trust
2008-A, 1.403%, 03/20/2014	130,000	131,100
WF-RBS Commercial Mortgage Trust
3.865%, 02/15/2044	135,000	137,473

Total Asset Backed Securities (Cost $1,537,669)		1,633,414

Corporate Bonds—21.68%
Air Transportation—0.30%
Continental Airlines 2010-1 Class A Pass Through Trust
4.750%, 01/12/2021	70,000	69,475
Continental Airlines, Inc.
6.750%, 09/15/2015(a)	55,000	56,787
Delta Air Lines, Inc.
9.500%, 09/15/2014(a)	73,000	79,935

		206,197

Ambulatory Health Care Services—0.13%
DaVita, Inc.
6.375%, 11/01/2018	85,000	86,381

Beverage and Tobacco Product Manufacturing—0.49%
Altria Group, Inc.
9.950%, 11/10/2038	35,000	48,802
PepsiCo, Inc.
4.875%, 11/01/2040	60,000	56,359
Reynolds American, Inc.
7.625%, 06/01/2016	80,000	95,164
7.250%, 06/15/2037	25,000	26,605
Reynolds Group Issuer, Inc.
7.125%, 04/15/2019(a)	100,000	103,000

		329,930

Broadcasting (except Internet)—1.32%
CBS Corp.
5.750%, 04/15/2020	100,000	106,524
5.900%, 10/15/2040	60,000	57,061

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2011 (Unaudited) (Continued)

	Principal Amount	Value
CCO Holdings LLC
7.000%, 01/15/2019	35,000	$35,788
Cequel Communications Holdings LLC
8.625%, 11/15/2017(a)	75,000	79,688
COX Communications Inc.
8.375%, 03/01/2039(a)	15,000	19,249
Time Warner Cable, Inc.
6.750%, 07/01/2018	295,000	339,215
5.875%, 11/15/2040	95,000	90,513
Univision Communications, Inc.
7.875%, 11/01/2020(a)	75,000	80,813
Viacom, Inc.
4.500%, 03/01/2021	90,000	89,008

		897,859

Chemical Manufacturing—0.80%
Abbott Laboratories
4.125%, 05/27/2020	75,000	75,974
Agrium, Inc.
6.125%, 01/15/2041	45,000	47,159
The Dow Chemical Co.
4.250%, 11/15/2020	320,000	309,591
EI du Pont de Nemours & Co.
4.900%, 01/15/2041	25,000	23,597
Watson Pharmaceuticals, Inc.
6.125%, 08/15/2019	75,000	83,014

		539,335

Clothing and Clothing Accessories Stores—0.21%
Hanesbrands, Inc.
6.375%, 12/15/2020	55,000	53,322
Nordstrom, Inc.
6.750%, 06/01/2014	40,000	45,738
4.750%, 05/01/2020	40,000	41,395

		140,455

Computer and Electronic Product Manufacturing—0.28%
Avaya, Inc.
7.000%, 04/01/2019(a)	80,000	79,600
CommScope, Inc.
8.250%, 01/15/2019(a)	30,000	31,275
Jabil Circuit, Inc.
5.625%, 12/15/2020	80,000	78,600

		189,475

Credit Intermediation and Related Activities—5.01%
American Express Credit Corp.
5.125%, 08/25/2014	215,000	232,563
Bank America Corp.
5.625%, 07/01/2020	120,000	125,051
Bank Of Montreal
2.850%, 06/09/2016(a)	550,000	558,380
BNP Paribas
5.000%, 01/15/2021	105,000	106,154

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2011 (Unaudited) (Continued)

	Principal Amount	Value
Canadian Imperial Bank Of Commerce
2.750%, 01/24/2016(a)	150,000	$150,059
Citigroup, Inc.
4.587%, 12/15/2015	130,000	135,740
6.125%, 11/21/2017	160,000	176,753
6.875%, 03/05/2038	125,000	138,190
ERAC USA Finance LLC
7.000%, 10/15/2037(a)	105,000	115,031
Ford Motor Credit Co., LLC
6.625%, 08/15/2017	100,000	106,497
General Electric Capital Corp.
5.900%, 05/13/2014	130,000	144,600
4.375%, 09/16/2020	200,000	194,642
5.300%, 02/11/2021	75,000	77,198
Lloyds TSB Bank PLC
6.375%, 01/21/2021	90,000	93,303
Toronto-Dominion Bank
2.200%, 07/29/2015(a)	270,000	266,516
US Bank NA
4.950%, 10/30/2014	250,000	272,606
Wachovia Bank NA
0.666%, 11/03/2014	300,000	291,588
WEA Finance LLC
7.500%, 06/02/2014(a)	185,000	211,557

		3,396,428

Food Manufacturing—0.45%
Kraft Foods, Inc.
6.125%, 02/01/2018	40,000	45,011
5.375%, 02/10/2020	25,000	26,641
6.875%, 02/01/2038	30,000	33,765
6.500%, 02/09/2040	185,000	199,899

		305,316

Food Services and Drinking Places—0.03%
Yum! Brands, Inc.
6.875%, 11/15/2037	15,000	17,074

Food, Beverage & Tobacco—0.10%
Pilgrims Pride Corp.
7.875%, 12/15/2018(a)	70,000	69,125

Funds, Trusts, and Other Financial Vehicles—1.28%
Bank of America NA
6.100%, 06/15/2017	330,000	354,762
Barclays Bank PLC
2.375%, 01/13/2014	130,000	130,743
Boston Properties LP
4.125%, 05/15/2021	65,000	62,404
Digital Realty Trust LP
5.875%, 02/01/2020	110,000	116,199
Morgan Stanley
5.750%, 01/25/2021	125,000	128,730

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2011 (Unaudited) (Continued)

	Principal Amount	Value
Senior Housing Properties Trust
4.300%, 01/15/2016	75,000	$74,409

		867,247

Furniture and Related Product Manufacturing—0.13%
Johnson Controls, Inc.
4.250%, 03/01/2021	90,000	89,812

General Merchandise Stores—0.40%
Macy’s Retail Holdings, Inc.
6.700%, 07/15/2034	65,000	63,862
Wal-Mart Stores, Inc.
3.625%, 07/08/2020	210,000	204,540

		268,402

Insurance Carriers and Related Activities—1.03%
Berkshire Hathaway, Inc.
0.716%, 02/11/2013	310,000	312,240
CNA Financial Corp.
7.350%, 11/15/2019	70,000	79,948
Hartford Financial Services Group, Inc.
5.375%, 03/15/2017	250,000	260,984
5.500%, 03/30/2020	45,000	46,331

		699,503

Machinery Manufacturing—0.12%
Case New Holland, Inc.
7.750%, 09/01/2013	75,000	82,500

Management of Companies and Enterprises—1.44%
Bank of America Corp.
4.500%, 04/01/2015	145,000	151,597
Goldman Sachs Group, Inc.
6.250%, 02/01/2041	150,000	153,169
JPMorgan Chase & Co.
4.250%, 10/15/2020	70,000	67,628
Morgan Stanley
3.450%, 11/02/2015	155,000	153,241
6.625%, 04/01/2018	145,000	160,518
5.625%, 09/23/2019	280,000	288,118

		974,271

Merchant Wholesalers, Durable Goods—0.14%
DIRECTV Holdings LLC
6.000%, 08/15/2040	100,000	98,167

Merchant Wholesalers, Nondurable Goods—0.47%
Alliance One International, Inc.
10.000%, 07/15/2016	70,000	72,625
Lorillard Tobacco Co.
8.125%, 06/23/2019	120,000	134,761
6.875%, 05/01/2020	65,000	67,495
McKesson Corp.
7.500%, 02/15/2019	35,000	42,222

		317,103

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2011 (Unaudited) (Continued)

	Principal Amount	Value
Mining (except Oil and Gas)—0.23%
Newmont Mining Corp.
6.250%, 10/01/2039	40,000	$42,306
Southern Copper Corp.
6.750%, 04/16/2040	110,000	114,865

		157,171

Miscellaneous Store Retailers—0.09%
JC Penney Corp, Inc.
5.750%, 02/15/2018	60,000	60,225

Motion Picture and Sound Recording Industries—0.56%
NBCUniversal Media, Inc.
5.150%, 04/30/2020(a)	75,000	77,455
4.375%, 04/01/2021(a)	165,000	159,124
5.950%, 04/01/2041(a)	65,000	64,234
Time Warner, Inc.
6.100%, 07/15/2040	80,000	81,036

		381,849

Oil and Gas Extraction—1.18%
Berry Petroleum Co.
6.750%, 11/01/2020	80,000	82,600
Chesapeake Energy Corp.
6.625%, 08/15/2020	75,000	79,125
Enterprise Products Operating LLC
6.125%, 10/15/2039	55,000	55,292
5.950%, 02/01/2041	55,000	53,680
Husky Energy, Inc.
5.900%, 06/15/2014	55,000	61,024
Marathon Petroleum Corp.
5.125%, 03/01/2021(a)	80,000	81,305
Nexen, Inc.
6.400%, 05/15/2037	60,000	57,605
Petrobras International Finance Co.
5.375%, 01/27/2021	140,000	141,236
Petrohawk Energy Corp.
7.250%, 08/15/2018	65,000	67,600
Plains All American Pipeline LP
4.250%, 09/01/2012	40,000	41,583
8.750%, 05/01/2019	20,000	25,150
Targa Resource Partners LP/Targa Resources Partners Finance Corp.
6.875%, 02/01/2021(a)	55,000	54,588

		800,788

Petroleum and Coal Products Manufacturing—0.38%
Hess Corp.
6.000%, 01/15/2040	50,000	51,282
Valero Energy Corp.
6.125%, 02/01/2020	190,000	205,344

		256,626

Pipeline Transportation—0.40%
El Paso Pipeline Partners Operating Co. LLC
6.500%, 04/01/2020	80,000	88,674

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2011 (Unaudited) (Continued)

	Principal Amount	Value
Kinder Morgan Energy Partners LP
5.950%, 02/15/2018	80,000	$88,398
6.500%, 09/01/2039	25,000	25,641
Kinder Morgan Energy Partners Sr Nt 6.375% 41
6.375%, 03/01/2041	70,000	70,657

		273,370

Plastics and Rubber Products Manufacturing—0.07%
Newell Rubbermaid, Inc.
4.700%, 08/15/2020	50,000	49,684

Primary Metal Manufacturing—0.03%
Severstal Columbus LLC
10.250%, 02/15/2018(a)	20,000	21,900

Professional, Scientific, and Technical Services—0.12%
DuPont Fabros Technology LP
8.500%, 12/15/2017	75,000	83,063

Publishing Industries (except Internet)—0.14%
United Business Media Ltd.
5.750%, 11/03/2020(a)	100,000	95,462

Rail Transportation—0.25%
CSX Corp.
6.150%, 05/01/2037	45,000	48,341
Kansas City Southern de Mexico SA de CV
6.625%, 12/15/2020(a)	75,000	77,063
Norfolk Southern Corp.
5.900%, 06/15/2019	40,000	45,729

		171,133

Real Estate—0.13%
Sabra Health Care LP
8.125%, 11/01/2018(a)	80,000	84,800

Rental and Leasing Services—0.33%
Avis Budget Car Rental LLC
8.250%, 01/15/2019	80,000	85,300
Hertz Corp.
6.750%, 04/15/2019(a)	55,000	56,375
Rent-A-Center, Inc.
6.625%, 11/15/2020(a)	80,000	79,400

		221,075

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—0.82%
The Goldman Sachs Group, Inc.
6.750%, 10/01/2037	255,000	262,179
Nomura Holdings, Inc.
4.125%, 01/19/2016	85,000	84,714
Prudential Financial, Inc.
3.875%, 01/14/2015	135,000	140,440
4.750%, 09/17/2015	65,000	69,656

		556,989

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2011 (Unaudited) (Continued)

	Principal Amount	Value
Support Activities for Mining—0.12%
Helix Energy Solutions Group, Inc.
9.500%, 01/15/2016(a)	80,000	$83,600

Support Activities for Transportation—0.17%
Vale Overseas Ltd.
4.625%, 09/15/2020	115,000	113,496

Telecommunications—1.46%
AT&T Inc.
6.550%, 02/15/2039	145,000	155,019
GXS Worldwide, Inc.
9.750%, 06/15/2015	80,000	81,800
MetroPCS Wireless, Inc.
6.625%, 11/15/2020	80,000	78,100
News America, Inc.
6.150%, 02/15/2041(a)	155,000	158,094
Qwest Corp.
7.625%, 06/15/2015	90,000	103,725
Telefonica Emisiones SAU
3.992%, 02/16/2016	125,000	125,618
5.134%, 04/27/2020	60,000	59,844
5.462%, 02/16/2021	130,000	132,222
Windstream Corp.
7.875%, 11/01/2017	85,000	92,756

		987,178

Transportation Equipment Manufacturing—0.21%
Dana Holding Corp.
6.750%, 02/15/2021	55,000	55,963
Tenneco, Inc.
6.875%, 12/15/2020(a)	80,000	83,400

		139,363

Utilities—0.68%
Atmos Energy Corp.
8.500%, 03/15/2019	60,000	75,387
Commonwealth Edison Co.
4.000%, 08/01/2020	65,000	63,556
Consolidated Edison Co. of New York, Inc.
4.450%, 06/15/2020	25,000	25,788
Duke Energy Carolinas LLC
4.300%, 06/15/2020	15,000	15,300
Energy Transfer Partners L P
6.700%, 07/01/2018	30,000	34,252
EQT Corp.
8.125%, 06/01/2019	25,000	29,685
Exelon Generation Co. LLC
6.250%, 10/01/2039	95,000	95,309
Noble Energy, Inc.
6.000%, 03/01/2041	40,000	41,044
NRG Energy, Inc.
7.625%, 01/15/2018(a)	80,000	83,400

		463,721

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2011 (Unaudited) (Continued)

	Principal Amount	Value
Waste Management and Remediation Services—0.18%
Browning-Ferris Industries, Inc.
7.400%, 09/15/2035	35,000	$42,149
Waste Management, Inc.
4.750%, 06/30/2020	75,000	77,072

		119,221

Total Corporate Bonds (Cost $14,010,134)		14,695,294

Foreign Corporate Bonds—4.25%
Air Canada
9.250%, 08/01/2015(a)	80,000	86,000
AngloGold Ashanti Holdings PLC
5.375%, 04/15/2020	60,000	61,192
ArcelorMittal
6.125%, 06/01/2018	535,000	576,237
ArcelorMittal
6.750%, 03/01/2041	45,000	45,076
Canadian Imperial Bank of Commerce
2.000%, 02/04/2013(a)	465,000	473,523
Cenovus Energy, Inc.
6.750%, 11/15/2039	35,000	39,968
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	60,000	78,903
Global Crossing UK Finance PLC
10.750%, 12/15/2014	20,000	20,875
Grupo Bimbo SAB de CV
4.875%, 06/30/2020(a)	210,000	208,268
Hyundai Capital Services, Inc.
4.375%, 07/27/2016(a)	160,000	160,866
Ingersoll-Rand Global Holding Co., Ltd.
6.000%, 08/15/2013	125,000	138,177
Petrobras International Finance Co.—Pifco
5.750%, 01/20/2020	55,000	57,346
Royal Bank of Canada
2.625%, 12/15/2015	45,000	45,148
Svenska Handelsbanken AB
4.875%, 06/10/2014(a)	210,000	224,881
Talisman Energy, Inc.
6.250%, 02/01/2038	35,000	37,056
Teck Resources Ltd.
10.750%, 05/15/2019	60,000	77,410
Telecom Italia Capital SA
6.175%, 06/18/2014	100,000	106,515
Telecom Italia Capital SA
4.950%, 09/30/2014	140,000	143,967
TransCanada PipeLines Ltd.
6.100%, 06/01/2040	35,000	37,107
Vale Overseas Ltd.
5.625%, 09/15/2019	35,000	37,141
Westpac Banking Corp.
1.900%, 12/14/2012(a)	105,000	106,452
WPP Finance UK
8.000%, 09/15/2014	100,000	116,500

Total Foreign Corporate Bonds (Cost $2,748,811)		2,878,608

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2011 (Unaudited) (Continued)

	Principal Amount	Value
Mortgage Backed Securities—13.09%
Americold LLC Trust
2010-ART, 3.847%, 01/14/2021(a)	99,355	$101,112
2010-ART, 4.954%, 01/14/2021(a)	110,000	112,732
Bank of America Commercial Mortgage Inc.
2007-1, 5.451%, 01/15/2049	200,000	213,413
Bear Stearns Commerical Mortgage Securities
A-2, 6.460%, 10/15/2036	202,666	210,110
A-4, 5.200%, 01/12/2041	101,000	108,034
A-4, 5.331%, 02/11/2044	155,000	163,685
Commercial Mortgage Pass Through Certificates
2006-C8, 5.306%, 12/10/2046	225,000	238,234
Credit Suisse First Boston Mortgage Securities Corp.
2005-C2, 4.832%, 04/15/2037	200,000	211,079
2002-CK2, 6.133%, 04/15/2037	157,612	163,304
CW Capital Cobalt Ltd.
2007-C3, 6.015%, 05/15/2046	200,000	216,886
DBUBS Mortgage Trust
2011-LC1, 3.742%, 11/13/2046(a)	195,000	199,218
2011-LC1, 5.002%, 11/13/2046(a)	100,000	104,349
Extended Stay America Trust
A, 2.951%, 11/05/2015(a)	592,466	588,303
5.500%, 03/15/2038	1,795,000	1,918,686
6.000%, 03/01/2038	520,000	565,094
JP Morgan Chase Commercial Mortgage Securities Corp.
A-3, 4.070%, 09/15/2020(a)	193,000	187,633
Series 2007-CIBC18, 5.440%, 06/12/2047	225,000	239,425
Series 2007-LDP12, 5.882%, 02/15/2051	200,000	217,328
LB-UBS Commercial Mortgage Trust
A-5, 6.133%, 12/15/2030	210,000	214,119
Series 2002-C7, 4.960%, 12/15/2031	100,000	105,209
Merrill Lynch/Countrywide Commerical Mortgage Trust
2007-5, 5.378%, 08/12/2048	125,000	131,627
Series 2007-8, 6.163%, 08/12/2049	100,000	108,428
Morgan Stanley Capital I
A-4, 5.150%, 06/13/2041	350,000	371,956
NCUA Guaranteed Notes
2010-R2, 0.623%, 11/06/2017	317,170	317,370
2010-C1, 2.900%, 01/01/2018	170,000	165,821
2010-R1, 1.840%, 10/07/2020	55,469	55,450
2010-C1, 2.650%, 10/29/2020	520,219	506,569
2010-R2, 0.723%, 11/05/2020	235,893	234,855
2010-A1, 0.615%, 12/07/2020	64,855	64,924
Nelnet Student Loan Trust
2010-4, 0.800%, 04/25/2046(a)	113,048	113,206
OBP Depositor LLC Trust
2010-OBP, 4.646%, 07/15/2020(a)	100,000	101,936
Vornado DP LLC
2010-VN0, 4.004%, 09/14/2028(a)	230,000	221,747
Wachovia Bank Commercial Mortgage Trust
2007-C31, 5.509%, 04/15/2047	200,000	210,870
Series 2007-C32, 5.933%, 06/15/2049	175,000	186,821

Total Mortgage Backed Securities (Cost $8,665,093)		8,869,533

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2011 (Unaudited) (Continued)

	Principal Amount	Value
U.S. Government Agency Issues—24.83%
FNMA
5.000%, 03/14/2038	373,000	$390,601
4.500%, 03/01/2040	325,000	331,348
4.500%, 04/15/2041	105,000	106,624
Pool #897512, 5.000%, 12/01/2021	472,583	504,306
4.000%, 03/01/2025	960,488	988,858
Pool #990906, 5.500%, 10/01/2035	987,874	1,064,346
Pool #831922, 5.500%, 11/01/2036	83,731	89,794
6.000%, 03/01/2037	297,685	324,077
Pool #952572, 5.500%, 09/01/2037	37,381	40,041
Pool #981566, 5.000%, 05/01/2038	18,151	19,030
6.000%, 05/01/2038	132,966	144,755
Pool #889579, 6.000%, 05/01/2038	471,201	512,979
Pool #934305, 5.000%, 06/01/2038	644,614	675,823
Pool #975737, 5.000%, 09/01/2038	32,613	34,192
5.500%, 07/15/2036	5,000	5,503
1.125%, 12/16/2013	140,000	138,836
5.500%, 10/01/2035	161,963	174,197
6.000%, 05/01/2036	482,210	526,320
FHLMC
Pool #1H-2617, 5.778%, 05/01/2036	354,056	378,652
Pool #1J-1346, 5.548%, 11/01/2036	89,440	94,442
Pool #1G-1509, 5.314%, 02/01/2037	125,821	132,609
FHLMC Gold
Pool #G1-3122, 5.000%, 04/01/2023	19,198	20,390
3.500%, 03/15/2026	600,000	601,031
5.500%, 05/01/2035	280,992	302,305
5.500%, 10/01/2037	20,000	21,392
Pool #A7-2203, 5.500%, 02/01/2038	90,567	96,785
Pool #G03812, 5.500%, 02/01/2038	30,000	32,088
Pool #G0-4449, 5.500%, 07/01/2038	154,166	164,751
Pool #G0-4471, 5.500%, 07/01/2038	72,728	77,722
Pool #A8-2657, 5.500%, 10/01/2038	135,180	145,104
Pool #A8-2134, 6.000%, 10/01/2038	59,834	65,092
Pool #G0-5164, 5.500%, 11/01/2038	241,537	258,800
4.000%, 03/15/2041	3,485,000	3,431,638
5.500%, 03/15/2041	400,000	426,938
FNMA REMICS
2008-2, 5.000%, 07/25/2037	69,302	73,916
2010-66, 4.500%, 06/25/2040	105,000	102,789
4.000%, 12/15/2040	139,627	140,239
4.000%, 03/15/2041	2,255,000	2,256,761
6.000%, 10/20/2032	18,767	20,563
5.500%, 02/20/2034	143,499	155,893
6.000%, 06/20/2035	51,953	57,327
GNMA
2010-112, 4.500%, 06/16/2027	105,000	106,647
2010-112, 4.500%, 06/20/2027	200,000	202,105
2010-41, 4.500%, 06/20/2033	218,728	21,400
2009-45, 5.000%, 12/20/2033	337,000	358,253
2009-109, 0.753%, 07/20/2037(b)	262,958	264,093
2010-113, 4.000%, 09/20/2038	131,000	127,322
2010-3, 0.703%, 11/20/2038(b)	18,952	19,005

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2011 (Unaudited) (Continued)

	Principal Amount	Value
2010-149, 4.500%, 06/20/2039	205,000	$204,018
2010-167, 4.000%, 08/20/2039	200,000	194,044
2010-98, 4.500%, 08/20/2040	200,000	197,742

Total U.S. Government Agency Issues (Cost $16,541,738)		16,823,486

Foreign Government Note/Bonds—0.23%
Finland Government International Bond
1.250%, 10/19/2015(a)	160,000	154,437

Total Foreign Government Note/Bonds (Cost $159,199)		154,437

U.S. Treasury Obligations—11.06%
U.S. Treasury Inflation Indexed Bonds—3.19%
2.375%, 01/15/2017	1,586,961	1,790,043
2.125%, 02/15/2041	360,310	375,369

		2,165,412

U.S. Treasury Note/Bonds—7.87%
2.375%, 10/31/2014	95,000	97,942
2.000%, 01/31/2016	1,730,000	1,722,026
3.250%, 07/31/2016	955,000	1,001,781
3.125%, 01/31/2017	180,000	186,381
3.625%, 08/15/2019	595,000	617,308
2.625%, 08/15/2020	295,000	277,346
2.625%, 11/15/2020	825,000	772,019
3.625%, 02/15/2021	115,000	117,049
6.875%, 08/15/2025	310,000	410,411
4.500%, 02/15/2036	35,000	35,464
3.875%, 08/15/2040	20,000	17,959
4.250%, 11/15/2040	80,000	76,750

		5,332,436

Total U.S. Treasury Obligations (Cost $7,270,604)		7,497,848

Municipal Bonds—0.18%
South Carolina Student Loan Corp.
0.734%, 01/25/2021	120,213	120,323

Total Municipal Bonds (Cost $119,974)		120,323

	Shares
Exchange Traded Funds—19.94%
iShares Barclays Intermediate Credit Bond Fund	21,633	2,292,233
iShares Barclays MBS Bond Fund	45,989	4,845,861
iShares iBoxx Investment Grade Corporate Bond Fund	24,827	2,711,605
iShares JPMorgan USD Emerging Markets Bond Fund	2,529	266,683
SPDR Barclays Capital High Yield Bond ETF	73,349	2,991,172
WisdomTree Emerging Markets Local Debt Fund	7,977	406,747

Total Exchange Traded Funds (Cost $13,438,215)		13,514,301

	Principal Amount
Short-Term Investments—16.12%
Certificate of Deposit—0.47%
Bank of Nova Scotia
0.589%, 10/18/2012	315,000	315,331

Total Certificate of Deposit (Cost $315,028)		315,331

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2011 (Unaudited) (Continued)

	Principal Amount	Value
Money Market Funds—4.89%
AIM STIT-Treasury Portfolio	1,339,000	$1,339,000
Fidelity Institutional Government Portfolio	1,802,051	1,802,051
First American Government Obligations Fund	172,306	172,306

Total Money Market Funds (Cost $3,313,357)		3,313,357

U.S. Treasury Bills—10.76%
U.S. Treasury Bills
0.157%, 03/10/2011	1,500,000	1,499,942
0.162%, 08/11/2011	2,000,000	1,998,686
0.147%, 08/18/2011	800,000	799,425
0.187%, 11/17/2011	3,000,000	2,996,259

Total U.S. Treasury Bills (Cost $7,293,921)		7,294,312

Total Short-Term Investments (Cost $10,922,306)		10,923,000

Total Investments (Cost $75,413,743)—113.79%		77,110,244
Liabilities in Excess of Other Assets—(13.79)%		(9,345,236)

Total Net Assets—100.00%		$67,765,008

Percentages are stated as a percent of net assets.

(a)	Securites issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid, using procedures established by the Board of Trustees.
(b)	Floating rate security. The coupon rate shown represents the rate as of February 28, 2011.

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Open Futures Contracts

February 28, 2011 (Unaudited)

Description	Number of Contracts Sold	Contract Value	Settlement Month	Unrealized Appreciation (Depreciation)
U.S. 10 Year Note Future	29	$3,452,360	June 2011	($7,030)
U.S. 2 Year Note Future	3	654,891	June 2011	(708)
U.S. 5 Year Note Future	2	233,875	June 2011	(894)
U.S. Long Bond Future	2	240,687	June 2011	(2,144)

Total Futures Contracts Sold		$4,581,813		($10,776)

Description	Number of Contracts Purchased	Contract Value	Settlement Month	Unrealized Appreciation (Depreciation)
Australian 10 Year Bond Future	5	$481,078	Mar. 2011	$8,235
Canada 10 Year Bond Future	7	866,327	June 2011	5,740

Total Futures Contracts Purchased		$1,347,405		$13,975

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS—74.96%
Administrative and Support Services—0.72%
Expedia, Inc.	1,600	$31,776
Experian PLC—ADR	24,200	307,098
Kforce, Inc.(a)	4,685	83,674
Liquidity Services, Inc.(a)	3,770	60,584

		483,132

Air Transportation—0.42%
Alaska Air Group, Inc.(a)	1,400	83,230
Bristow Group, Inc.(a)	1,830	87,694
Southwest Airlines Co.	9,450	111,793

		282,717

Ambulatory Health Care Services—0.12%
Air Methods Corp.(a)	1,375	79,805

Amusement, Gambling, and Recreation Industries—0.11%
Bally Technologies, Inc.(a)	1,920	74,170

Apparel Manufacturing—0.39%
G-III Apparel Group Ltd.(a)	3,145	123,661
Jones Group, Inc.	2,135	28,396
Perry Ellis International, Inc.(a)	3,800	110,352

		262,409

Beverage and Tobacco Product Manufacturing—1.64%
Anheuser Busch InBev NV—ADR	2,400	134,472
Coca Cola Enterprises, Inc.	8,642	227,285
Coca-Cola Co.	1,625	103,870
Diageo PLC—ADR	1,600	125,216
Dr. Pepper Snapple Group, Inc.	2,875	103,672
LVMH Moet Hennessy Louis Vuitton SA—ADR	2,500	78,825
PepsiCo, Inc.	2,871	182,079
Philip Morris International, Inc.	2,253	141,443

		1,096,862

Broadcasting (except Internet)—1.25%
CBS Corp.	6,498	155,042
Comcast Corp.	10,755	277,049
DIRECTV(a)	2,360	108,489
Jupiter Telecommunication Co. Ltd.—ADR(a)	4,100	299,300

		839,880

Building Material and Garden Equipment and Supplies Dealers—0.34%
Lowe’s Cos., Inc.	5,332	139,539
Titan Machinery, Inc.(a)	3,510	90,312

		229,851

Chemical Manufacturing—6.80%
A Schulman, Inc.	3,740	83,252
Acorda Therapeutics, Inc.(a)	2,070	43,408
Air Products & Chemicals, Inc.	1,672	153,824
Alkermes, Inc.(a)	5,000	71,650
Allergan, Inc.	1,175	87,150
Amgen, Inc.(a)	4,002	205,423
Bristol-Myers Squibb Co.	5,466	141,077

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2011 (Unaudited) (Continued)

	Shares	Value
Colgate-Palmolive Co.	1,050	$82,446
Eli Lilly & Co.	3,825	132,192
Ferro Corp.(a)	4,550	72,436
Fresenius Medical Care AG & Co., KGaA—ADR	3,700	245,606
Gilead Sciences, Inc.(a)	4,250	165,665
Inspire Pharmaceuticals, Inc.(a)	5,560	22,351
Johnson & Johnson	3,176	195,133
Kao Corp.—ADR(a)	3,419	92,040
Lubrizol Corp.	1,725	187,801
Merck & Co., Inc.	5,873	191,284
Novartis AG—ADR	3,400	191,318
Novo Nordisk AS—ADR	2,600	329,316
Onyx Pharmaceuticals, Inc.(a)	2,430	85,633
Pfizer, Inc.	10,466	201,366
PPG Industries, Inc.	575	50,819
Prestige Brands Holdings, Inc.(a)	6,615	72,897
Procter & Gamble Co.	3,969	250,245
Quidel Corp.(a)	4,590	60,404
Regeneron Pharmaceuticals, Inc.(a)	2,020	73,265
Roche Holding AG—ADR	7,600	285,456
Rockwood Holdings, Inc.(a)	2,220	103,341
Sanofi-Aventis SA—ADR	5,262	181,960
Shuffle Master, Inc.(a)	6,905	64,976
Sociedad Quimica y Minera de Chile SA—ADR	4,900	259,651
Teva Pharmaceutical Industries Ltd.—ADR	2,000	100,200
West Pharmaceutical Services, Inc.	1,805	74,204

		4,557,789

Clothing and Clothing Accessories Stores—0.67%
Citi Trends, Inc.(a)	1,815	39,912
DSW, Inc.(a)	2,335	94,824
Gap, Inc.	5,248	118,237
JOS A Bank Clothiers, Inc.(a)	1,550	71,471
TJX Cos., Inc.	2,525	125,922

		450,366

Computer and Electronic Product Manufacturing—6.40%
Activision Blizzard, Inc.(a)	4,525	50,318
Advanced Micro Devices, Inc.(a)	5,650	52,037
Alcatel-Lucent—ADR(a)	53,200	260,680
Alere, Inc.(a)	2,591	100,116
Amkor Technology, Inc.(a)	9,285	68,430
Apple, Inc.(a)	1,877	662,975
Applied Micro Circuits Corp.(a)	6,865	72,083
Arris Group, Inc.(a)	5,135	67,782
Celera Corp.(a)	6,745	42,898
Cisco Systems, Inc.(a)	16,177	300,245
FARO Technologies, Inc.(a)	3,050	108,733
Harris Corp.	1,825	85,155
Hewlett-Packard Co.	4,556	198,778
Intel Corp.	5,753	123,517
International Business Machines Corp.	3,395	549,583
IPG Photonics Corp.(a)	1,700	96,764
IXYS Corp.(a)	4,780	59,368
Koninklijke Philips Electronics NV—ADR	3,100	101,370

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2011 (Unaudited) (Continued)

	Shares	Value
L-3 Communications Holdings, Inc.	800	$63,432
Motorola Solutions, Inc.(a)	1,610	62,210
Netgear, Inc.(a)	1,900	62,320
Northrop Grumman Corp.	3,080	205,374
Plantronics, Inc.	2,050	71,525
QUALCOMM, Inc.	1,900	113,202
Raytheon Co.	2,175	111,382
Rofin-Sinar Technologies, Inc.(a)	2,494	96,717
SanDisk Corp.(a)	3,950	195,920
Semtech Corp.(a)	3,655	86,550
Viasat, Inc.(a)	1,530	63,663
Vishay Intertechnology, Inc.(a)	8,925	155,741

		4,288,868

Construction of Buildings—0.26%
Sun Hung Kai Properties Ltd.—ADR	7,400	119,880
Tutor Perini Corp.	2,350	55,977

		175,857

Couriers and Messengers—0.48%
TNT NV—ADR	7,695	202,763
United Parcel Service, Inc.	1,575	116,235

		318,998

Credit Intermediation and Related Activities—5.79%
Ameriprise Financial, Inc.	3,104	196,545
Banco Santander Brasil SA—ADR	9,900	120,582
Bank of America Corp.	14,750	210,777
Bank Of China Ltd.—ADR	10,600	138,542
Bank Of New York Mellon Corp.	4,802	145,933
BNP Paribas—ADR	5,300	207,283
Citigroup, Inc.(a)	46,170	216,076
Credit Suisse Group AG—ADR	3,900	180,297
Discover Financial Services	8,307	180,677
Fifth Third Bancorp	11,538	168,455
Flushing Financial Corp.	4,400	63,008
HSBC Holdings PLC—ADR	2,237	123,236
Independent Bank Corp.	1,960	53,292
JPMorgan Chase & Co.	7,619	355,731
PNC Financial Services Group, Inc.	3,334	205,708
Prosperity Bancshares, Inc.	2,200	89,804
Provident Financial Services, Inc.	5,595	82,862
State Street Corp.	4,237	189,479
Swedbank AB—ADR(a)	7,600	134,216
Texas Capital Bancshares, Inc.(a)	2,145	54,140
Trustmark Corp.	3,475	81,489
Turkiye Garanti Bankasi AS—ADR	22,100	99,008
US Bancorp	5,459	151,378
Visa, Inc.	1,700	124,185
Webster Financial Corp.	2,335	54,125
Wells Fargo & Co.	7,785	251,144

		3,877,972

Data Processing, Hosting and Related Services—0.58%
AOL, Inc.(a)	4,008	83,647
Fiserv, Inc.(a)	2,175	137,612

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2011 (Unaudited) (Continued)

	Shares	Value
InterXion Holding NV(a)	2,240	$32,838
Knology, Inc.(a)	4,480	62,362
Rackspace Hosting, Inc.(a)	1,945	71,790

		388,249

Educational Services—0.15%
ITT Educational Services, Inc.(a)	775	58,784
Lincoln Educational Services Corp.(a)	2,845	44,126

		102,910

Electrical Equipment, Appliance, and Component Manufacturing—1.17%
ABB Ltd.—ADR	5,481	134,339
Corning, Inc.	7,425	171,221
Schneider Electric SA—ADR	17,000	281,350
Valeo SA—ADR(a)	3,700	115,810
Whirlpool Corp.	1,000	82,500

		785,220

Electronics and Appliance Stores—0.08%
Best Buy Co., Inc.	1,650	53,196

Fabricated Metal Product Manufacturing—0.82%
Chart Industries, Inc.(a)	2,215	100,539
Ducommun, Inc.	2,270	50,780
Harsco Corp.	2,814	96,154
Silgan Holdings, Inc.	2,060	75,149
Stanley Black & Decker, Inc.	1,763	133,688
Timken Co.	1,950	95,004

		551,314

Food and Beverage Stores—0.56%
Casey’s General Stores, Inc.	2,090	85,836
Fresh Market, Inc.(a)	1,360	55,488
Koninklijke Ahold NV—ADR	17,400	232,986

		374,310

Food Manufacturing—1.73%
ConAgra Foods, Inc.	6,277	145,375
Givaudan SA—ADR	10,800	214,272
Hershey Co.	1,700	88,944
Hormel Foods Corp.	4,150	113,710
J&J Snack Foods Corp.	1,575	69,253
Kellogg Co.	2,788	149,325
Nestle SA—ADR	3,100	175,522
Unilever NV—ADR	6,600	199,584

		1,155,985

Food Services and Drinking Places—1.40%
AFC Enterprises, Inc.(a)	5,910	87,409
Brinker International, Inc.	4,800	113,472
Buffalo Wild Wings, Inc.(a)	1,775	94,057
CEC Entertainment, Inc.(a)	1,810	70,029
Jack in the Box, Inc.(a)	2,140	47,080
McDonald’s Corp.	1,625	122,980
Sodexo—ADR	2,800	193,228
Starbucks Corp.	6,300	207,774

		936,029

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2011 (Unaudited) (Continued)

	Shares	Value
Forestry and Logging—0.25%
Weyerhaeuser Co.	6,760	$165,012

Furniture and Home Furnishings Stores—0.14%
Williams-Sonoma, Inc.	2,675	96,541

Gasoline Stations—0.13%
Susser Holdings Corp.(a)	6,150	85,177

General Merchandise Stores—1.18%
Costco Wholesale Corp.	2,925	218,760
Target Corp.	5,525	290,339
Tesco PLC—ADR	9,000	180,270
Wal-Mart Stores, Inc.	1,909	99,230

		788,599

Health and Personal Care Stores—0.82%
CVS Caremark Corp.	4,564	150,886
Express Scripts, Inc.(a)	1,850	104,007
Medco Health Solutions, Inc.(a)	900	55,476
PharMerica Corp.(a)	2,365	27,789
Ulta Salon Cosmetics & Fragrance, Inc.(a)	1,790	74,697
Walgreen Co.	3,075	133,270

		546,125

Heavy and Civil Engineering Construction—0.30%
Granite Construction, Inc.	1,590	45,315
KBR, Inc.	2,225	72,980
MYR Group, Inc.(a)	3,575	80,652

		198,947

Insurance Carriers and Related Activities—2.37%
Aflac, Inc.	1,050	61,803
Alterra Capital Holdings Ltd.	2,626	56,800
Amtrust Financial Services, Inc.	3,490	67,113
Catalyst Health Solutions, Inc.(a)	1,960	88,612
Delphi Financial Group, Inc.	2,775	85,914
Harleysville Group, Inc.	1,830	66,886
Humana, Inc.(a)	1,725	112,142
MetLife, Inc.	3,136	148,521
ProAssurance Corp.(a)	1,195	75,679
Prudential Financial, Inc.	1,000	65,830
Travelers Companies, Inc.	2,661	159,474
UnitedHealth Group, Inc.	4,813	204,938
Unum Group	5,501	145,942
Willis Group Holdings PLC	6,400	248,896

		1,588,550

Leather and Allied Product Manufacturing—0.24%
Iconix Brand Group, Inc.(a)	3,405	75,250
Steven Madden Ltd.(a)	1,950	84,123

		159,373

Machinery Manufacturing—3.25%
AAON, Inc.	2,395	73,526
Applied Materials, Inc.	16,715	274,627
Barnes Group, Inc.	3,170	67,458

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2011 (Unaudited) (Continued)

	Shares	Value
Canon, Inc.—ADR	3,400	$164,152
Columbus McKinnon Corp.(a)	3,605	62,258
Cummins, Inc.	800	80,896
Deere & Co.	1,425	128,464
ESCO Technologies, Inc.	1,830	70,071
Esterline Technologies Corp.(a)	1,540	110,218
General Electric Co.	22,878	478,608
Joy Global, Inc.	1,100	107,118
Kadant, Inc.(a)	2,860	74,417
Lam Research Corp.(a)	1,500	82,350
Lufkin Industries, Inc.	665	51,970
Makita Corp.—ADR(a)	3,600	152,892
Novellus Systems, Inc.(a)	3,625	144,855
Toro Co.	850	53,040

		2,176,920

Management of Companies and Enterprises—0.99%
American Equity Invesment Life Holdings Co.	6,385	84,282
Boston Private Financial Holdings, Inc.	9,505	67,390
Bunzl PLC—ADR	2,400	151,200
Cardinal Financial Corp.	4,245	47,247
City Holding Co.	2,115	72,439
Dime Community Bancshares, Inc.	4,225	65,572
Foster Wheeler AG(a)	3,122	112,891
Park National Corp.	985	64,843

		665,864

Merchant Wholesalers, Durable Goods—0.93%
AM Castle & Co.(a)	2,165	37,325
Anixter International, Inc.	1,425	102,058
Applied Industrial Technologies Inc.	2,690	86,188
Cie Generale des Etablissements Michelin—ADR	6,400	104,256
Covidien PLC	3,707	190,725
United Stationers, Inc.(a)	1,550	104,501

		625,053

Merchant Wholesalers, Nondurable Goods—0.18%
Acuity Brands, Inc.	1,275	72,063
Sigma-Aldrich Corp.	750	47,917

		119,980

Mining (except Oil and Gas)—3.40%
Antofagasta PLC—ADR	3,500	163,450
Arch Coal, Inc.	3,600	120,708
Coeur d’Alene Mines Corp.(a)	3,005	94,688
Consol Energy, Inc.	1,884	95,538
Eldorado Gold Corp.	7,000	119,420
Fortescue Metals Group Ltd—ADR(a)	2,900	98,890
Freeport-McMoRan Copper & Gold, Inc.	5,400	285,930
New Gold, Inc.(a)	15,500	148,955
Newmont Mining Corp.	1,250	69,087
Peabody Energy Corp.	1,400	91,686
Potash Corp of Saskatchewan, Inc.	2,550	157,080
Rio Tinto PLC—ADR	3,300	234,564
Silver Wheaton Corp.(a)	8,800	374,440

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2011 (Unaudited) (Continued)

	Shares	Value
Teck Resources Ltd	1,800	$99,756
Vulcan Materials Co.	2,685	123,107

		2,277,299

Miscellaneous Manufacturing—2.06%
3M Co.	1,250	115,288
Align Technology, Inc.(a)	4,295	89,551
Coach, Inc.	2,525	138,673
CONMED Corp.(a)	2,335	61,831
Cooper Cos., Inc.	900	55,638
CR Bard, Inc.	1,450	141,752
CryoLife, Inc.(a)	6,415	34,641
Haemonetics Corp.(a)	995	61,342
Intuitive Surgical, Inc.(a)	250	81,987
Kinetic Concepts, Inc.(a)	2,425	118,752
Medtronic, Inc.	4,620	184,430
Merit Medical Systems, Inc.(a)	4,740	80,959
Smith & Nephew PLC—ADR	2,200	127,490
SonoSite, Inc.(a)	2,445	87,898

		1,380,232

Motion Picture and Sound Recording Industries—0.30%
Carmike Cinemas, Inc.(a)	3,605	25,884
Cinemark Holdings, Inc.	1,990	39,959
Corus Entertainment, Inc.	6,105	137,851

		203,694

Motor Vehicle and Parts Dealers—0.11%
Advance Auto Parts, Inc.	1,200	75,216

Nonstore Retailers—0.43%
Amazon.com, Inc.(a)	300	51,987
eBay, Inc.(a)	5,216	174,762
IAC(a)	2,075	64,470

		291,219

Nursing and Residential Care Facilities—0.11%
Sun Healthcare Group, Inc.(a)	4,825	70,928

Oil and Gas Extraction—4.44%
Akzo Nobel NV—ADR	3,400	231,608
BASF SE—ADR	2,300	191,176
Berry Petroleum Co.	2,700	140,373
BG Group PLC—ADR	2,200	267,828
Canadian Natural Resources Ltd.	2,900	145,870
Carrizo Oil & Gas, Inc.(a)	2,950	109,799
Cenovus Energy, Inc.	4,800	186,768
Cimarex Energy Co.	1,150	133,550
CNOOC Ltd.—ADR	1,100	251,174
El Paso Corp.	15,204	282,794
Gran Tierra Energy, Inc.(a)	12,700	117,856
Hess Corp.	2,906	252,909
Penn West Petroleum Ltd.	3,500	101,150
Rosetta Resources, Inc.(a)	2,370	107,503
Swift Energy Co.(a)	2,220	95,349

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2011 (Unaudited) (Continued)

	Shares	Value
Total SA—ADR	4,206	$257,828
Whiting Petroleum Corp.(a)	1,550	101,277

		2,974,812

Other Information Services—0.98%
Google, Inc.(a)	578	354,545
NIC, Inc.	7,010	71,081
QuinStreet, Inc.(a)	3,330	72,561
SouFun Holdings Ltd.—ADR(a)	4,800	93,456
WebMD Health Corp.(a)	1,150	66,700

		658,343

Paper Manufacturing—0.36%
Abitibibowater, Inc.(a)	2,714	75,965
KapStone Paper & Packaging Corp.(a)	3,415	58,567
Rock-Tenn Co.	1,555	106,751

		241,283

Petroleum and Coal Products Manufacturing—2.69%
Chevron Corp.	4,479	464,696
ConocoPhillips	2,375	184,941
Exxon Mobil Corp.	11,935	1,020,801
Owens Corning(a)	3,750	133,988

		1,804,426

Plastics and Rubber Products Manufacturing—0.42%
Cooper Tire & Rubber Co.	3,170	74,368
Goodyear Tire & Rubber Co.(a)	5,610	79,550
Newell Rubbermaid, Inc.	6,717	129,907

		283,825

Primary Metal Manufacturing—0.08%
Gibraltar Industries, Inc.(a)	4,765	51,605

Printing and Related Support Activities—0.16%
China Information Technology, Inc.(a)	21,600	104,760

Professional, Scientific, and Technical Services—3.12%
Accenture PLC	3,995	205,663
AMN Healthcare Services, Inc.(a)	10,190	76,119
Celgene Corp.(a)	1,950	103,545
CRA International, Inc.(a)	1,600	41,504
ICON PLC—ADR(a)(d)	3,000	59,670
JDA Software Group, Inc.(a)	2,675	78,913
Keyw Holding Corp.(a)	3,625	51,656
Mastercard, Inc.	625	150,350
Moody’s Corp.	3,175	101,283
National CineMedia, Inc.	3,025	57,142
Omnicom Group, Inc.	2,968	151,071
Quality Systems, Inc.	965	77,104
Radiant Systems, Inc.(a)	3,655	62,683
SAVVIS, Inc.(a)	3,060	99,419
SGS SA—ADR	13,700	238,791
SolarWinds, Inc.(a)	3,555	79,810
Synaptics, Inc.(a)	2,600	76,700
TeleTech Holdings, Inc.(a)	3,490	79,502
Tetra Tech, Inc.(a)	2,520	59,220

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2011 (Unaudited) (Continued)

	Shares	Value
ValueClick, Inc.(a)	5,145	$76,815
VMware, Inc.(a)	1,000	83,650
Vocus, Inc.(a)	3,170	77,031

		2,087,641

Publishing Industries (except Internet)—3.06%
Intuit, Inc.(a)	3,100	162,998
Lawson Software Inc.(a)	8,620	87,407
LogMein, Inc.(a)	1,870	67,114
Microsoft Corp.	16,236	431,553
Oracle Corp.	17,689	581,968
Progress Software Corp.(a)	2,867	84,175
Reed Elsevier PLC—ADR	5,500	196,570
Sage Group PLC—ADR	7,300	135,050
SAP AG—ADR	3,500	211,400
SS&C Technologies Holdings, Inc.(a)	4,530	88,743

		2,046,978

Rail Transportation—0.35%
Kansas City Southern(a)	1,725	92,874
Norfolk Southern Corp.	2,174	142,571

		235,445

Real Estate—0.26%
CB Richard Ellis Group, Inc.(a)	2,975	74,494
Gafisa SA—ADR	8,100	102,303

		176,797

Rental and Leasing Services—0.06%
McGrath Rentcorp.	1,465	40,302

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—1.36%
Deutsche Boerse AG—ADR	33,500	255,940
Eaton Vance Corp.	2,275	71,207
GFI Group, Inc.	10,390	51,950
Legg Mason, Inc.	4,796	173,855
NASDAQ OMX Group, Inc.(a)	3,025	86,545
Piper Jaffray Cos.(a)	1,470	60,491
SEI Investments Co.	4,800	110,448
Waddell & Reed Financial, Inc.	2,425	97,922

		908,358

Sporting Goods, Hobby, Book, and Music Stores - 0.08%
Big 5 Sporting Goods Corp.	3,930	54,784

Support Activities for Mining—1.09%
Complete Production Services, Inc.(a)	2,340	67,415
Key Energy Services, Inc.(a)	6,605	102,378
Pioneer Drilling Co.(a)	8,500	96,220
Schlumberger Ltd.	4,973	464,578

		730,591

Support Activities for Transportation—0.17%
HUB Group, Inc.(a)	3,195	111,697

Telecommunications—3.22%
Alaska Communications Systems Group, Inc.	5,010	51,052
AT&T, Inc.	9,105	258,400

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2011 (Unaudited) (Continued)

	Shares	Value
Atlantic Tele-Network, Inc.	985	$38,405
CenturyLink, Inc.	3,513	144,665
China Mobile Ltd.—ADR	3,800	179,626
J2 Global Communications, Inc.(a)	2,990	86,979
KDDI Corp.—ADR(a)	3,300	214,434
MTN Group Ltd.—ADR	11,400	201,894
NTELOS Holdings Corp.	3,975	77,195
RigNet, Inc.(a)	3,435	50,495
Viacom, Inc.	5,286	236,073
Vodafone Group PLC—ADR	21,628	618,993

		2,158,211

Transportation Equipment Manufacturing—1.80%
Autoliv, Inc.	1,575	117,952
Ford Motor Co.(a)	15,325	230,641
General Mtrs Co.(a)	3,328	111,588
Honeywell International, Inc.	2,996	173,498
Johnson Controls, Inc.	3,118	127,215
Oshkosh Corp.(a)	3,025	107,902
Tenneco, Inc.(a)	2,290	91,325
Textron, Inc.	4,725	128,000
United Technologies Corp.	1,400	116,956

		1,205,077

Truck Transportation—0.13%
JB Hunt Transport Services, Inc.	2,025	84,260

Utilities—1.84%
Calpine Corp.(a)	10,025	151,678
Cleco Corp	2,150	69,552
Linde AG—ADR	12,300	188,682
Northwestern Corp.	1,525	45,308
PPL Corp.	5,569	141,620
Public Service Enterprise Group, Inc.	4,118	134,659
Siemens AG—ADR	3,008	404,396
UIL Holdings Corp.	1,575	48,415
Unitil Corp.	2,130	48,585

		1,232,895

Waste Management and Remediation Services—0.08%
US Ecology, Inc.	3,215	54,044

Wood Product Manufacturing—0.14%
Koppers Holdings, Inc.	2,365	95,570

Total Common Stocks (Cost $40,503,407)		50,222,322

Exchange-Traded Funds—20.92%
Guggenheim Frontier Markets ETF	9,326	205,172
iShares MSCI EAFE Index Fund	24,350	1,498,742
iShares MSCI United Kingdom Index Fund	75,841	1,392,441
iShares Russell 2000 Index Fund	33,866	2,786,156
iShares Russell 1000 Value Index Fund	55,032	3,785,651
iShares Russell Midcap Index Fund	6,433	692,641
SPDR S&P Emerging Markets SmallCap ETF	3,970	206,321
Vanguard MSCI Emerging Markets ETF	7,584	351,973
Vanguard MSCI European ETF	32,491	1,705,453
Vanguard Total Stock Market ETF	20,279	1,393,370

Total Exchange-Traded Funds (Cost $12,089,702)		14,017,920

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2011 (Unaudited) (Continued)

	Shares	Value
Investment Companies—0.13%
Apollo Investment Corp.	6,965	$86,157

Total Investment Companies (Cost $67,912)		86,157

Real Estate Investment Trusts—0.99%
BioMed Realty Trust, Inc.	4,350	78,953
DuPont Fabros Technology, Inc.	3,120	76,191
EastGroup Properties, Inc.	1,885	85,824
Entertainment Properties Trust	1,885	89,858
Home Properties, Inc.	1,650	97,218
Sabra Health Care REIT, Inc.(a)	2,915	53,694
Sovran Self Storage, Inc.	2,140	83,032
Tanger Factory Outlet Centers	3,765	100,337

Total Real Estate Investment Trusts (Cost $537,547)		665,107

	Principal Amount
Short-Term Investments—3.38%
Money Market Funds
AIM STIT-Treasury Portfolio	$263,454	263,454
Fidelity Institutional Government Portfolio	1,994,574	1,994,574

Total Short-Term Investments (Cost $2,258,029)		2,258,028

Total Investments (Cost $55,456,597)—100.38%		67,249,534
Liabilities in Excess of Other Assets—(0.38)%		(254,204)

Total Net Assets—100.00%		$66,995,330

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

PMC FUNDS

February 28, 2011 (Unaudited)

Statements of Assets and Liabilities

	Core Fixed Income Fund	Diversified Equity Fund
Assets
Investments, at value(1)	$77,110,244	$67,249,534
Cash	2,995	4,090
Receivable for investments sold	1,575,403	206,086
Dividends, interest receivable	315,321	100,714
Cash collateral held at broker for futures contracts	278,898	—
Receivable for Fund shares sold	154,084	452,872
Other Assets	7,568	9,465

Total Assets	79,444,513	68,022,761

Liabilities
Payable for investments purchased	11,180,557	215,054
Payable for Fund shares redeemed	376,626	702,529
Payable to affiliates	45,888	41,892
Payable to Adviser	15,889	38,939
Payable to custodian	10,279	—
Accrued distribution fee	31,423	9,822
Accrued expenses and other liabilities	18,843	19,195

Total Liabilities	11,679,505	1,027,431

Net Assets	$67,765,008	$66,995,330

Net assets consist of:
Paid-in capital	65,914,981	53,698,373
Accumulated net investment income (loss)	211,739	(16,353)
Accumulated net realized gain (loss)	(60,603)	1,517,715
Net unrealized appreciation (depreciation) on:
Investments	1,696,683	11,792,937
Futures contracts	3,199	—
Foreign currency translation	(991)	2,658

Net assets	$67,765,008	66,995,330

Shares of beneficial interest outstanding (unlimited shares of $0.001 par value authorized)	4,228,518	3,485,521
Net asset value and redemption price per share	$16.03	$19.22

[1] Cost of Investments	$75,413,743	$55,456,597

The accompanying notes are an integral part of these financial statements.

PMC FUNDS

For the Six Months Ended February 28, 2011 (Unaudited)

Statements of Operations

	Core Fixed Income Fund	Diversified Equity Fund
Investment Income:
Dividend	$477,413	$512,297 (1)
Interest	981,360	276

	1,458,773	512,573

Expenses:
Investment advisory fees	273,861	262,338
Distribution fees	85,581	69,037
Fund accounting fees	35,577	22,082
Fund administration fees	27,317	23,478
Transfer agent fees and expenses	20,900	19,356
Audit and tax fees	14,672	14,129
Custody fees	11,362	15,504
Legal fees	9,826	9,656
Federal and state registration fees	9,733	15,246
Chief Compliance Officer fees and expenses	7,240	8,688
Reports to shareholders	4,421	4,868
Trustees’ fees and related expenses	1,736	1,736
Interest expense	120	37
Other expenses	4,462	2,427

Total expenses before waiver	506,808	468,582
Less waivers and reimbursements by Adviser (Note 4)	(164,362)	(81,941)

Net expenses	342,446	386,641

Net Investment Income	1,116,327	125,932

Realized and Unrealized Gain (Loss):
Net realized gain on:
Investments	684,165	2,090,694
Futures contracts closed	134,441	—
Foreign currency translation	1,935	—

	820,541	2,090,694

Net change in unrealized appreciation (depreciation) on:
Investments	(1,511,802)	11,438,234
Futures contracts	(834)	—
Foreign currency translation	1,126	(297)

	(1,511,510)	11,437,937
Net gain (loss) on investments, futures and foreign currency translation	(690,969)	13,528,631

Net Increase in Net Assets Resulting from Operations	$425,358	$13,654,563

(1)	Net of $11,672 in foreign withholding tax and ADR issuance fees.

The accompanying notes are an integral part of these financial statements.

PMC FUNDS

Statements of Changes in Net Assets

	Core Fixed Income Fund

	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010
Operations:
Net investment income	$1,116,327	$2,102,655
Net realized gain on investments, futures and foreign currency	820,541	3,535,244
Net change in unrealized appreciation (depreciation)	(1,511,510)	1,103,718

Net increase in net assets resulting from operations	425,358	6,741,617

Dividends and distributions to shareholders:
Net investment income	(2,016,490)	(2,629,208)
Net realized gains	(2,937,499)	(1,458,178)

Total dividends and distributions	(4,953,989)	(4,087,386)

Fund share transactions:
Shares sold	12,346,764	29,131,779
Shares issued to holders in reinvestment of dividends	4,508,646	3,421,442
Shares redeemed*	(15,150,835)	(24,575,040)

Net increase	1,704,575	7,978,181

Net increase (decrease) in net assets	(2,824,056)	10,632,412

Net Assets:
Beginning of period	70,589,064	59,956,652

End of period**	67,765,008	70,589,064

* Net of redemption fees of:	$—	$995

** Including undistributed net investment income of:	$211,739	$1,111,902

Change in shares outstanding:
Shares sold	739,516	1,753,376
Shares issued to holders in reinvestment of dividends	283,384	214,376
Shares redeemed	(904,819)	(1,465,069)

Net increase	118,081	502,683

The accompanying notes are an integral part of these financial statements.

PMC FUNDS

Statements of Changes in Net Assets

	Diversified Equity Fund

	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010
Operations:
Net investment income	$125,932	$280,035
Net realized gain on investments and foreign currency translation	2,090,694	1,842,168
Net change in unrealized appreciation (depreciation)	11,437,937	1,139,688

Net increase in net assets resulting from operations	13,654,563	3,261,891

Dividends and distributions to shareholders:
Net investment income	(267,368)	(118,866)
Net realized gains	(1,614,157)	(284,423)

Total dividends and distributions	(1,881,525)	(403,289)

Fund share transactions:
Shares sold	17,256,112	16,947,065
Shares issued to holders in reinvestment of dividends	1,814,786	373,373
Shares redeemed*	(9,264,909)	(34,526,858)

Net increase (decrease)	9,805,989	(17,206,420)

Net increase (decrease) in net assets	21,579,027	(14,347,818)

Net Assets:
Beginning of period	45,416,303	59,764,121

End of period**	66,995,330	45,416,303

* Net of redemption fees of:	$—	$112

** Including undistributed net investment income (loss) of:	$(16,353)	$115,904

Change in shares outstanding:
Shares sold	937,872	1,082,519
Shares issued to holders in reinvestment of dividends	99,223	22,991
Shares redeemed	(512,532)	(2,171,798)

Net increase (decrease)	524,563	(1,066,288)

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout each Period

	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010	Year Ended August 31, 2009	Period Ended August 31, 2008(1)
Net asset value, beginning of period	$17.17	$16.62	$15.61	$15.00

Income from investment operations:
Net investment income	0.27 (2)	0.54 (2)	0.69 (2)	0.46
Net realized and unrealized gain (loss)	(0.16)	1.16	1.35	0.29

Total from investment operations	0.11	1.70	2.04	0.75

Less distributions paid:
Dividends from net investment income	(0.51)	(0.74)	(0.66)	(0.12)
Distributions from net realized gains	(0.74)	(0.41)	(0.40)	(0.02)

Total distributions paid	(1.25)	(1.15)	(1.06)	(0.14)

Paid-in capital from redemption fees (Note 2)	0.00 (3)	0.00 (3)	0.03	0.00 (3)

Net asset value, end of period	$16.03	$17.17	$16.62	$15.61

Total return(4)	0.69%	10.79%	13.87%	5.03%

Ratios/supplemental data
Net assets, end of period (000)	$67,765	$70,589	$59,957	$77,886
Ratio of expenses to average net assets before waiver and reimbursements(5)	1.48%	1.49%	1.65%	1.59%
Ratio of expenses to average net assets after waiver and reimbursements(5)	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets before waiver and reimbursements(5)	2.78%	2.77%	3.76%	3.05%
Ratio of net investment income to average net assets after waiver and reimbursements(5)	3.26%	3.26%	4.41%	3.64%
Portfolio turnover rate(4)	167.9%	359.0%	403.0%	493.8%

(1)	The Fund commenced operations on September 28, 2007.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout each Period

	Six Months Ended February 28, 2011 (Unaudited)	Year Ended August 31, 2010	Period Ended August 31, 2009(1)
Net asset value, beginning of period	$15.34	$14.84	$15.04

Income (loss) from investment operations:
Net investment income (loss)(2)	0.04	0.08	(0.00	)(3)

Net realized and unrealized gain (loss)	4.43	0.52	(0.20)

Total from investment operations	4.47	0.60	(0.20)

Less distributions paid:
Dividends from net investment income	(0.08)	(0.03)	—
Distributions from net realized gains	(0.51)	(0.07)	—

Total distributions paid	(0.59)	(0.10)	—

Paid-in capital from redemption fees (Note 2)	—	0.00 (3)	—

Net asset value, end of period	$19.22	$15.34	$14.84

Total return(4)	29.37%	4.02%	(1.33)%

Ratios/supplemental data
Net assets, end of period (000)	$66,995	$45,416	$59,764
Ratio of expenses to average net assets before waiver and reimbursements(5)	1.70%	1.75%	16.85%
Ratio of expenses to average net assets after waiver and reimbursements(5)	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets before waiver and reimbursements(5)	0.16%	0.14%	(16.64)%
Ratio of net investment income (loss) to average net assets after waiver and reimbursements(5)	0.46%	0.49%	(1.19)%
Portfolio turnover rate(4)	30.0%	83.4%	0.7%

(1)	The Fund commenced operations on August 26, 2009.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PMC FUNDS

Notes to Financial Statements

February 28, 2011 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the PMC Funds (the “Funds”) represent a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Core Fixed Income Fund is to provide current income consistent with low volatility of principal. The investment objective of the Diversified Equity Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Core Fixed Income Fund became effective and commenced operations on September 28, 2007. The Diversified Equity Fund became effective and commenced operations on August 26, 2009. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Envestnet Asset Management, Inc. (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service. If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, futures contracts are valued at the average of quoted bid and asked prices as of the close of such exchange or board of trade.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2011 (Unaudited)

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

•	Level 1—Quoted prices in active markets for identical securities.
•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2011:

Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income
Asset Backed Securities	$—	$1,633,414	$—	$1,633,414
Corporate Bonds	—	14,695,294	—	14,695,294
Foreign Corporate Bonds	—	2,878,608	—	2,878,608
Mortgage Backed Securities	—	8,869,533	—	8,869,533
U.S. Government Agency Issues	—	16,823,486	—	16,823,486
U.S. Treasury Obligations	—	7,497,848	—	7,497,848
Foreign Government Note/Bonds	—	154,437	—	154,437
Municipal Bonds	—	120,323	—	120,323

Total Fixed Income	—	52,672,943	—	52,672,943
Exchange Traded Funds	13,514,301	—	—	13,514,301
Short-Term Investments	3,628,688	7,294,312	—	10,923,000

Total Investments in Securities	$17,142,989	$59,967,255	$—	$77,110,244

Liabilities:
Futures Contracts*	$3,199	$—	$—	$3,199

*	Futures contracts are derivative instruments not reflected in the Schedule of Investments. This amount represents unrealized depreciation on futures contracts sold of $10,776 and unrealized appreciation on futures contracts purchased of $13,975.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2011 (Unaudited)

Diversified Equity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks	$50,222,322	$—	$—	$50,222,322
Exchanged Traded Funds	14,017,920	—	—	14,017,920
Investment Companies	86,157	—	—	86,157
Real Estate Investment Trusts	665,107	—	—	665,107

Total Equity	64,991,506	—	—	64,991,506
Short-Term Investments	2,258,028	—	—	2,258,028

Total Investments in Securities	$67,249,534	$—	$—	$67,249,534

During the six months ended February 28, 2011, no securities were transferred into or out of Level 1 or 2.

The Funds held no Level 3 securities during the period.

In March 2008, Statement of Financial Accounting Standards, “Disclosures about Derivative Instruments and Hedging Activities” was issued and is effective for interim and annual periods beginning after November 15, 2008. Disclosures about Derivative Instruments and Hedging Activities is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may use certain options and futures contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The Diversified Equity Fund did not hold derivative instruments during the period presented.

Core Fixed Income Fund

The fair value of Derivative Instruments as reported within the Statement of Assets and Liabilities as of February 28, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities	Value
Futures contracts	Assets; Cash collateral held at broker for futures contracts	$3,199

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2011 (Unaudited)

Core Fixed Income Fund

The effect of derivative Instruments on the Statement of Operations for the six months ended February 28, 2011 was as follows:

Amount of Realized Gain (Loss) on Derivatives Instruments Recognized in Income.

Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Futures contracts	Net realized gain (loss) on futures contracts closed	$134,441

Total		$134,441

Change in Unrealized Appreciation (Depreciation) on Derivative Instruments Recognized in Income.

Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(834)

Total		$(834)

(b)	Foreign Securities and Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c)	Futures

The Funds may enter into futures contracts traded on domestic exchanges, including stock index futures contracts. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2011 (Unaudited)

required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. As collateral for futures contracts, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts also expose the Funds to counterparty credit risk. The Funds will not enter into these contracts unless they own either 1) an offsetting position in the securities or 2) cash and liquid assets with a value marked-to-market daily, sufficient to cover their potential obligations.

(d)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(e)	Distributions to Shareholders

The Funds will distribute net investment income and net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(f)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(g)	Share Valuation

The NAV per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Funds do not charge a redemption fee, therefore the offering and redemption price per share are equal to the Fund’s net asset value per share.

(h)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust or other equitable means.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2011 (Unaudited)

(i)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders were as follows:

Core Fixed Income Fund	Ordinary Income	Long -Term Capital Gains
Year Ended August 31, 2009	$4,028,636	$265,475
Year Ended August 31, 2010	4,087,386	—

Diversified Equity Fund	Ordinary Income	Long-Term Capital Gains
Period Ended August 31, 2009	$—	$—
Year Ended August 31, 2010	403,289	—

As of August 31, 2010, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Core Fixed Income Fund	Diversified Equity Fund
Cost basis of investments for federal income tax purposes	$72,510,811	$44,969,340

Gross tax unrealized appreciation	$3,308,806	$2,586,968
Gross tax unrealized depreciation	(125,275)	(2,488,196)

Net tax unrealized appreciation (depreciation)	$3,183,531	$98,772

Undistributed ordinary income	2,955,383	1,422,893
Undistributed long-term capital gain	241,862	2,334

Total distributable earnings	$3,197,245	$1,425,226
Other accumulated gain/(loss)	(2,117)	(78)

Total accumulated earnings/(loss)	$6,378,659	$1,523,920

The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sale adjustments.

For the year ended August 31, 2010, the Diversified Equity Fund utilized net capital loss carryovers of $2,835.

At August 31, 2010, the Diversified Equity Fund deferred, on a tax basis, post-October currency losses of $375.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2011 (Unaudited)

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2010, the following table shows the reclassifications made:

	Core Fixed Income Fund	Diversified Equity Fund
Undistributed Net Investment Income (Loss)	$(170,341)	$(45,266)
Accumulated Net Realized Gain (Loss)	$(674,704)	$(508,370)
Paid-in Capital	$845,045	$553,636

In July 2006, the Financial Accounting Standards Board (“FASB”) issued, “Accounting for Uncertainty in Income Taxes”. Accounting for Uncertainty in Income Taxes addresses the accounting for uncertainty in income taxes and establishes for all entities a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Funds recognize tax benefits only if it is more likely than not that a tax position (including the Funds’ assertion that their income is exempt from tax) will be sustained upon examination. The Core Fixed Income Fund adopted FIN 48 in fiscal 2008 and the Diversified Equity Fund adopted in fiscal 2009. The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of August 31, 2010. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2010. At August 31, 2010, the fiscal years 2008 through 2010 remain open to examination in the Core Fixed Income Fund’s major tax jurisdictions. At August 31, 2010, the fiscal years 2009 through 2010 remain open to examination in the Diversified Equity Fund’s major tax jurisdictions.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 0.95% for the Diversified Equity Fund and 0.80% for the Core Fixed Income Fund of the Funds’ average daily net assets.

The Adviser has contractually agreed to waive its management fees and/or reimburse the Funds’ other expenses to the extent necessary to ensure that the Funds’ total annual operating expenses (excluding taxes, leverage, interest, brokerage commissions, acquired fund fees and expenses, or extraordinary expenses) do not exceed 1.00% for the Core Fixed Income Fund and 1.40% for Diversified Equity Fund (the “Expense Limitation Cap”) of the Funds’ average daily net assets.

Sub-advisory services are provided to the Funds, pursuant to agreements between the Adviser and the below listed sub-advisers. Under the terms of these sub-advisory agreements, the Adviser compensates the sub-advisers based on each Fund’s average daily net assets.

Core Fixed Income Fund

Neuberger Berman Fixed Income LLC

Schroder Investment Management North America Inc.

Singer Partners, LLC

Diversified Equity Fund

Delaware Management Company

Loomis, Sayles & Company, L.P.

Mellon Capital Management Corporation

Neuberger Berman Management, LLC

Singer Partners, LLC

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2011 (Unaudited)

(5)	Distribution Plan

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Foreside Fund Services, LLC (the “Distributor”) a distribution fee of 0.25% of the Funds’ average daily net assets. During the six months ended February 28, 2011, the Funds accrued expenses pursuant to the 12b-1 Plan as follows:

Core Fixed Income Fund	$85,581
Diversified Equity Fund	$69,037

(6)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. This same Trustee is an interested person of Quasar Distributors, LLC, which acts as principal underwriter to several series of the Trust, but not the Funds. The Chief Compliance Officer is also an employee of U.S. Bancorp Fund Securities, LLC. For the six months ended February 28, 2011, the Funds were allocated $7,240, and $8,688 of the Trust’s Chief Compliance Officer fee for the Core Fixed Income Fund and Diversified Equity Fund, respectively.

(7)	Investment Transactions

Purchases and sales of investment securities (excluding short-term instruments) for the six months ended February 28, 2011 are summarized below.

	PMC Core Fixed Income	PMC Diversified Equity
Purchases:
U.S. Government	$100,329,779	$—
Other	10,533,580	23,147,569

Sales
U.S. Government	$101,943,324	$—
Other	9,655,477	16,131,582

(8)	New Tax Law

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to the RIC Modernization Act for qualification testing are effective for the February 28, 2011 taxable year. The effective date for changes in the treatment of capital losses is the February 28, 2012 taxable year.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met in person at a meeting held on February 4, 2011 for the approval of a new Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Envestnet Asset Management, Inc., the Fund’s investment adviser (the “Adviser” or “Envestnet”) and Singer Partners, LLC (the “Sub-Adviser” or “Singer”), with respect to the PMC Core Fixed Income Fund (the “Core Fixed Income Fund”) and the PMC Diversified Equity Fund (the “Diversified Equity Fund), each a series of the Trust (each, a “Fund,” and collectively, the “Funds”). In reviewing the terms of the Sub-Advisory Agreement, the Trustees considered due diligence materials provided by Envestnet for Singer prior to the February 4, 2011 meeting in connection, including Singer’s Form ADV, and also considered: (i) the nature and quality of the investment sub-advisory services to be provided to the Funds by Singer, including the experience and qualifications of the personnel providing such services; (ii) Singer’s financial condition, history of operations and ownership structure; (iii) Singer’s brokerage and soft dollar practices; and (iv) Singer’s investment strategies and style of investing. The Trustees also reviewed a memorandum provided by the Funds’ legal counsel concerning the responsibilities of the Board in reviewing the Sub-Advisory Agreement.

Below is a summary of the material factors considered by the Board of Trustees in its deliberations as to whether to approve the Sub-Advisory Agreement, and the Board’s conclusions. In their deliberations, the Trustees did not rank the importance of any particular piece of information or factor considered, but considered these matters in their totality. Based on their evaluation of the information provided by the Adviser, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, as amended (the “Independent Trustees”)), approved the Sub-Advisory Agreement for an initial term of two years.

DISCUSSION OF FACTORS CONSIDERED

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS.

The Trustees considered the nature, extent and quality of services provided by Singer as a research consultant to be Adviser and the amount of time devoted to the Funds’ affairs by Singer’s staff in such Capacity. The Trustees considered Singer’s qualifications, experience and responsibilities of its portfolio managers, Brian Singer, Edwin Denson, Thomas Clarke, Renato Staub and Edouard Senechal, as well as other key personnel at Singer. The Trustees also considered information provided by Envestnet prior to the meeting relating to Singer’s code of ethics and Singer’s compliance and control procedures and objectives with respect to providing advisory services to the PMC Funds. In reviewing these materials, the Trustees noted that the Funds had been managed using an overlay strategy provided by Singer as a research consultant to Envestnet since May 2010. The Trustees concluded that Singer had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services provided to the Funds were satisfactory.

2.	INVESTMENT PERFORMANCE OF THE FUNDS.

The Trustees discussed the Funds’ performance, including the performance relating specifically to the portion of the assets managed by Envestnet using the overlay strategy provided by Singer as a research consultant, for the three-month period ended November 30, 2010, and since Envestnet had started managing a portion of each Fund’s assets using the overlay strategy provided by Singer. The Trustees noted that performance for the segment of each Fund’s assets managed by Envestnet using the Singer overlay strategy for the quarter ended November 30, 2010 was positive for both Funds. The Trustees concluded that the performance obtained using the overlay strategy provided to Envestnet by Singer in a consulting role was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Funds and its shareholders were likely to benefit from Singer’s direct management of a segment of each Funds’ portfolio.

3.	COSTS OF SERVICES PROVIDED BY THE SUB-ADVISER.

The Trustees reviewed and considered the sub-advisory fees payable by Envestnet to Singer under the Sub-Advisory Agreement. The Trustes noted that Envestnet had previously confirmed to the Trustees that the sub-advisory fees payable under the Sub-Advisory Agreement were reasonable in light of the quality of the services performed by Singer. Since Singer’s sub-advisory fees would be paid by Envestnet, the overall advisory fee paid by the Funds would not be directly affected by Singer’s sub-advisory fee. Consequently, the Trustees did not consider the costs of services to be provided by Singer or its profitability from its relationship with the Funds because the Trustees did not consider these factors as relevant. Based on all these factors, the Trustees concluded that the sub-advisory fees to be paid to Singer by Envestnet were reasonable in light of the services to be provided by Singer.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW.

Since the sub-advisory fees payable to Singer would not be paid by the Funds, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Funds’ assets increase.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS.

The Trustees considered the direct and indirect benefits that could be received by Singer from its association with the Funds. The Trustees concluded that the benefits that Singer may receive appear to be reasonable.

In considering the approval of the Sub-Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered all factors collectively in light of the Funds’ surrounding circumstances, including the recommendation of Envestnet with respect to Singer. Based on this review and recommendation, the Trustees, including a majority of the Independent Trustees, approved the Sub-Advisory Agreement as being in the best interests of the Funds and their shareholders.

CONCLUSIONS

No single factor was determinative in the Board of Trustees decision to approve the Sub-Advisory Agreement for the Funds, but rather the Trustees based their determination on the total mix of information available. Based on a consideration of all the factors in their totality, the Board of Trustees determined that the Sub-Advisory Agreement, including the sub-advisory fees, was fair and reasonable. The Board of Trustees therefore determined that the approval of Sub-Advisory Agreement for the Funds would be in the best interest of the Funds and their shareholders.

Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and
•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

PMC FUNDS

Additional Information (Unaudited)

Tax Information

For the fiscal year ended 8/31/10, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Core Fixed Income Fund	0.00%
Diversified Equity Fund	47.93%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended 8/31/10 was as follows:

Core Fixed Income Fund	0.00%
Diversified Equity Fund	21.60%

For the year August 31, 2010, taxable ordinary income distributions are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the Funds as follows:

Core Fixed Income Fund	35.68%
Diversified Equity Fund	70.53%

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section (852)(b)(3) the amount necessary to reduce the earnings on profits of the Funds related to net capital gain to zero for the tax year ended August 31, 2010. Both Funds utilized earnings and profits distributed to shareholders on redemptions of shares as part of the dividend paid deduction. The amounts designated as long-term capital gains were as follows:

Core Fixed Income Fund	$64,330
Diversified Equity Fund	$906

Indemnifications

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, upon request by calling 1-866-762-7338.

PMC Funds

Additional Information (Continued)

(Unaudited)

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
Dr. Michael D. Akers 615 E. Michigan St. Milwaukee, WI 53202 Age: 55	Trustee	Indefinite Term; Since August 22, 2001	Professor and Chair of Accounting (2004–present); Associate Professor of Accounting, Marquette University (1996–2004).	27	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 54	Trustee	Indefinite Term; Since August 22, 2001	Captain, Midwest Airlines, Inc. (airline company) (1986–present); Director, Flight Standards & Training (1990–1999).	27	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Jonas B. Siegel 615 E. Michigan St. Milwaukee, WI 53202 Age: 67	Trustee	Indefinite Term; Since October 23, 2009	Managing Director, Chief Administrative Officer (“CAO”) and Chief Compliance Officer (“CCO”), Granite Capital International Group, L.P. (an investment management firm) (1994–present); Vice President, Secretary, Treasurer and CCO of Granum Series Trust (an open-end investment company) (1997–2007); President, CAO and CCO, Granum Securities, LLC (a broker-dealer) (1997–2007).	27	Independent Trustee, Gottex Multi-Asset Endowment Fund complex (three closed-end investment companies); Independent Trustee, Gottex Multi-Alternatives Fund complex (three closed-end investment companies).

Interested Trustee and Officers
Joseph C. Neuberger(1) 615 E. Michigan St. Milwaukee, WI 53202 Age: 48	Chairperson, President and Trustee	Indefinite Term; Since August 22, 2001	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994–present).	27	Trustee, Buffalo Funds (an open-end investment company with ten portfolios); Trustee, USA MUTUALS (an open-end investment company with two portfolios).

John Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 53	Vice President, Treasurer and Principal Accounting Officer	Indefinite Term; Since January 10, 2008 (Vice President); Since September 10, 2008 (Treasurer)	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2004–present); UMB Investment Services Group (2000–2004).	N/A	N/A

PMC Funds

Additional Information (Continued)

(Unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee

Robert M. Slotky 615 E. Michigan St. Milwaukee, WI 53202 Age: 63	Vice President, Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since January 26, 2011	Senior Vice President, U.S. Bancorp Fund Services, LLC (2001–present).	N/A	N/A

Rachel A. Spearo 615 E. Michigan St. Milwaukee, WI 53202 Age: 31	Secretary	Indefinite Term; Since November 15, 2005	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC (2004–present).	N/A	N/A

Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Age: 37	Assistant Treasurer	Indefinite Term; Since January 10, 2008	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2002–present).	N/A	N/A
(1)	Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, who acts as principal underwriter for several series of the Trust, but not the Funds.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser, Sub-adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s, Sub-adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser, Sub-adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser, the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-762-7338. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record is available without charge, either upon request by calling the Funds toll free at 1-866-762-7338 or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

PMC FUNDS

Investment Adviser	Envestnet Asset Management, Inc. 35 East Wacker Drive, 24th Floor Chicago, IL 60601

Legal Counsel	Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 555 East Wells Street Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A. Custody Operations 1555 North River Center Drive Suite 302 Milwaukee, Wisconsin 53212

Distributor	Foreside Fund Services, LLC 3 Canal Plaza, Suite 100 Portland, Maine 04101

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed November 9, 2009.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant)	Trust for Professional Managers

By (Signature and Title)	/s/ Joseph Neuberger
Joseph Neuberger, President

Date May 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph Neuberger
Joseph Neuberger, President

Date May 2, 2011

By (Signature and Title)	/s/ John Buckel
John Buckel, Treasurer

Date May 2, 2011